Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Property, Plant & Equipment, Net
Property, plant and equipment, net consisted of the following as of December 31, (in millions):

	2011	2010
Land	$28.5	$32.4
Buildings and improvements	381.0	370.0
Machinery and equipment	1,743.4	1,709.8
	2,152.9	2,112.2
Accumulated depreciation	(1,601.5)	(1,582.9)
	$551.4	$529.3
Depreciation expense was $110.6 million, $118.0 million and $122.1 million in 2011, 2010 and 2009, respectively.